Non-financial assets and liabilities	9 Months Ended
Mar. 31, 2023
Disclosure Of Non Financial Assets And Liabilities [Abstract]
Non-financial Assets and Liabilities	Non-financial assets and liabilities
a.    Intangible assets

(in U.S. dollars, in thousands)	Goodwill	Acquired licenses to patents	In-process research and development acquired	Current marketed products	Total
Year Ended June 30, 2022
Opening net book amount	134,453	2,072	427,779	16,242	580,546
Additions	—	(450)	—	—	(450)
Exchange differences	—	74	—	1	75
Amortization charge	—	(64)	—	(1,455)	(1,519)
Closing net book amount	134,453	1,632	427,779	14,788	578,652

As of June 30, 2022
Cost	134,453	2,987	489,698	24,000	651,138
Accumulated amortization	—	(1,355)	—	(9,212)	(10,567)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,632	427,779	14,788	578,652

Nine Months Ended March 31, 2023
Opening net book amount	134,453	1,632	427,779	14,788	578,652
Additions/(Reversals)	—	—	—	—	—
Exchange differences	—	—	—	—	—
Amortization charge	—	(30)	—	(1,091)	(1,121)
Closing net book amount	134,453	1,602	427,779	13,697	577,531

As of March 31, 2023
Cost	134,453	2,975	489,698	24,000	651,126
Accumulated amortization	—	(1,373)	—	(10,303)	(11,676)
Accumulated impairment	—	—	(61,919)	—	(61,919)
Net book amount	134,453	1,602	427,779	13,697	577,531
(i)    Carrying value of in-process research and development acquired by product

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Cardiovascular products(1)	254,351	254,351
Intravenous products for metabolic diseases and inflammatory/immunologic conditions(2)	70,730	70,730
MSC products(3)	102,698	102,698
	427,779	427,779
(1)Includes MPC-150-IM for the treatment or prevention of chronic heart failure and MPC-25-IC for the treatment or prevention of acute myocardial infarction
(2)Includes MPC-300-IV for the treatment of biologic-refractory rheumatoid arthritis and diabetic nephropathy
(3)Includes remestemcel-L for the treatment of children with SR-aGVHD and remestemcel-L for the treatment of Crohn’s disease
For all products included within the above balances, the underlying currency of each item recorded is US$.
During the three months ended March 31, 2023, a full annual impairment assessment was performed. No impairment of the in-process research and development and goodwill were identified.
b.    Provisions

	As of March 31, 2023			As of June 30, 2022
(in U.S. dollars, in thousands)	Current	Non-current	Total	Current	Non-current	Total
Contingent consideration	10,543	8,120	18,663	10,823	12,461	23,284
Employee benefits	3,283	47	3,330	3,333	62	3,395
Provision for license agreements	3,750	—	3,750	3,750	—	3,750
	17,576	8,167	25,743	17,906	12,523	30,429
(i)    Information about individual provisions and significant estimates
Contingent consideration
The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements pertaining to the acquired MSC assets from Osiris. Further disclosures can be found in Note 5(e)(iii).
Employee benefits
The provision for employee benefits relates to the Group’s liability for annual leave, short term incentives and long service leave.
Employee benefits include accrued annual leave. As at March 31, 2023 and June 30, 2022, the entire amount of the annual leave accrual was $1.0 million and $1.0 million respectively, and is presented as current, since the Group does not have an unconditional right to defer settlement for any of these obligations.
(ii)    Movements
The contingent consideration provision relates to the Group’s liability for certain milestones and royalty achievements. Refer to Note 5(e)(iii) for movements in contingent consideration for the period ended March 31, 2023 and June 30, 2022.
c.    Deferred tax balances
(i)    Deferred tax balances

(in U.S. dollars, in thousands)	As of March 31, 2023	As of June 30, 2022
Deferred tax assets
The balance comprises temporary differences attributable to:
Tax losses	78,640	80,411
Other temporary differences	9,415	7,831
Total deferred tax assets	88,055	88,242

Deferred tax liabilities
The balance comprises temporary differences attributable to:
Intangible assets	88,055	88,242
Total deferred tax liabilities	88,055	88,242
Net deferred tax liabilities	—	—
(ii)    Movements

(in U.S. dollars, in thousands)	Tax losses(1) (DTA)	Other temporary differences(1) (DTA)	Intangible assets (DTL)	Total (DTL)
As of June 30, 2021	(71,916)	(8,248)	80,164	—
Charged/(credited) to:
- profit or loss	(8,742)	425	8,078	(239)
- directly to equity	247	(8)	—	239
As of June 30, 2022	(80,411)	(7,831)	88,242	—
Charged/(credited) to:
- profit or loss	1,599	(1,584)	(187)	(172)
- directly to equity	172	—	—	172
As of March 31, 2023	(78,640)	(9,415)	88,055	—
(1)Deferred tax assets are netted against deferred tax liabilities